Cover	Oct. 07, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 07, 2022
Entity File Number	000-55594
Entity Registrant Name	INDOOR HARVEST CORP.
Entity Central Index Key	0001572565
Entity Tax Identification Number	45-5577364
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	7401 W. Slaughter Lane #5078
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78739
City Area Code	(512)
Local Phone Number	309-1776
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable